NYSE Regulation

CERT PAC

1-33298

VIA FACSIMILE AND U.S. MAIL
October 29, 2007

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: CurrencyShares Japanese Yen Trust

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on October 23, 2007) an application from the above-referenced issuer and has approved the following issue for listing on NYSE Arca, Inc. ("Exchange"):

Japanese Yen Shares, no par value

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the enclosed self-addressed envelope.

If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

PROCESSED
NOV 0 2 2007
THOMSON
FINANCIAL

Enclosure

cc: Ms. Jody Dignan, ETF Product Analyst, Rydex Investments, 9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

07055554

1353613

END